Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Cash flows from operating activities
Profit (loss) for the year	€ (6,381)		$ (7,491)	€ (9,006)	€ 625
Adjustments for:
Financing expenses, net	27,358		32,121	19,247	3,034
Profit from settlement of derivatives contract	424		498	316
Impairment losses on assets of disposal groups classified as held-for-sale				405	2,565
Depreciation and amortization	16,481		19,351	15,935	16,473
Share-based payment transactions	16		19	112	121
Share of profits of equity accounted investees	(16,930)	[1]	(19,878)	(11,062)	(4,320)
Change in trade receivables and other receivables	5,883		6,907	(8,824)	(302)
Change in other assets	(713)		(837)	3,770	(681)
Change in receivables from concessions project				793	1,778
Change in trade payables	551		647	(31)	(45)
Change in other payables	(5,832)		(6,848)	4,455	(2,235)
Tax benefit	(2,528)		(2,968)	(1,429)	(1,852)
Income taxes paid	(583)		(685)	623	(912)
Repayment of interest on loan from an equity accounted investee					1,501
Interest received	2,160		2,536	2,537	2,936
Interest paid	(17,470)		(20,512)	(9,873)	(10,082)
Adjustments to reconcile profit (loss)	8,817		10,351	16,974	7,979
Net cash generated from operating activities	2,436		2,860	7,968	8,604
Cash flows from investing activities:
Acquisition of fixed assets	(97,828)		(114,864)	(72,922)	(58,848)
Proceeds from sale of marketable securities					2,837
Interest paid capitalized to fixed assets	(4,052)		(4,758)	(2,515)	(2,283)
Proceeds from sale of investments				9,267
Repayment of loan to an equity accounted investee					1,324
Loan to an equity accounted investee					(128)
Advances on account of investments	547		642	(163)	(421)
Proceeds from advances on account of investments in process				514	2,218
Investment in settlement of derivatives, net				(316)
Proceed from restricted cash, net	1,584		1,860	689	840
Proceeds from (investment in) short term deposit				1,004	(1,092)
Net cash used in investing activities	(99,749)		(117,120)	(64,442)	(55,553)
Cash flows from financing activities:
Proceeds from exercise of options	24		28
Cost associated with long-term loans	(4,575)		(5,372)	(2,567)	(1,877)
Proceeds from issuance of shares	12,663		14,868
Proceeds from minority partners in the Italian solar portfolio	51,458		60,419
Payment of principal of lease liabilities	(1,548)		(1,818)	(2,941)	(1,156)
Proceeds from long-term loans	51,681		60,681	19,482	32,157
Repayment of long-term loans	(35,414)		(41,581)	(11,776)	(12,736)
Repayment of Debentures	(35,691)		(41,906)	(35,845)	(17,763)
Proceeds from issuance of Debentures, net	91,181		107,059	74,159	55,808
Proceeds from the sale of tax credits	10,160		11,929
Proceeds from issuance of warrants	475		558	2,449
Net cash generated from financing activities	140,414		164,865	42,961	54,433
Effect of exchange rate fluctuations on cash and cash equivalents	3,379		3,966	3,092	(2,387)
Increase (decrease) in cash and cash equivalents	46,480		54,574	(10,421)	5,097
Cash and cash equivalents at the beginning of year	41,134		48,297	51,127	46,458
Cash from disposal groups classified as held-for-sale				428	(428)
Cash and cash equivalents at the end of the year	€ 87,614		$ 102,871	€ 41,134	€ 51,127

[1]	Including €14,371 thousand recognized as gain on bargain purchase, as further detailed below